Combined and Consolidated Statements of Equity (USD $) In Millions, unless otherwise specified	Total	Common - Public	Common - SunCoke	Subordinated - SunCoke	Common - Public	SunCoke Energy Inc Common - SunCoke	SunCoke Energy Inc Subordinated - SunCoke	General Partner - SunCoke	Non- controlling Interest	Predecessor	Predecessor Parent	Predecessor Common - Public	Predecessor SunCoke Energy Inc Common - SunCoke	Predecessor SunCoke Energy Inc Subordinated - SunCoke	Predecessor General Partner - SunCoke	Predecessor Non- controlling Interest	Successor	Successor Common - Public	Successor SunCoke Energy Inc Common - SunCoke	Successor SunCoke Energy Inc Subordinated - SunCoke	Successor General Partner - SunCoke	Successor Non- controlling Interest	Haverhill Coke Company LLC and Middletown Coke Company LLC Predecessor Parent	Haverhill Coke Company LLC and Middletown Coke Company LLC Predecessor SunCoke Energy Inc Common - SunCoke	Haverhill Coke Company LLC and Middletown Coke Company LLC Predecessor SunCoke Energy Inc Subordinated - SunCoke	Haverhill Coke Company LLC and Middletown Coke Company LLC Predecessor General Partner - SunCoke	Haverhill Coke Company LLC and Middletown Coke Company LLC Predecessor Non- controlling Interest
Balance, Beginning of period at Dec. 31, 2011										$ 983.0	$ 983.0	$ 0	$ 0	$ 0	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	82.8									82.8	82.8
Net decrease in parent net equity										(107.5)	(107.5)
Balance, end of period at Dec. 31, 2012										958.3	958.3	0	0	0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	124.2										24.8						124.2	24.5	4.0	28.5	1.6	40.8
Net decrease in parent net equity	(30.8)										(30.8)
Pre-IPO predecessor net assets not assumed by SunCoke Energy Partners, L.P.										(52.6)	(52.6)
Allocation of net parent investment																							(359.3)	43.5	308.6	7.2
SunCoke Energy, Inc. percent retained interest																							(193.3)				193.3
Proceeds from equity issuance to public unitholders	231.8				231.8
Unit-based compensation expense																	0.1	0.1
Capital contribution from SunCoke Energy Partners GP LLC																	0.9				0.9
Distributions to SunCoke Energy, Inc.	(37.2)				(15.6)	(2.6)	(18.2)	(0.8)									(82.9)		(3.9)	(28.5)	(0.6)	(49.9)
Balance, end of period	1,111.8										347.1						1,111.8	240.8	41.0	290.4	8.3	184.2
Balance, end of period at Dec. 31, 2013	927.6	240.8	41.0	290.4				8.3			347.1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	87.5										15.8						87.5	23.8	6.2	23.6	2.4	15.7
Net decrease in parent net equity	(13.1)							0			(13.1)											0
Pre-IPO predecessor net assets not assumed by SunCoke Energy Partners, L.P.	(17.5)																					(17.5)
Proceeds from equity issuance to public unitholders	90.5				90.5
Issuances of units	83.3					80.0		3.3
Cash payment	(3.4)				(1.6)	(0.2)	(1.5)	(0.1)
Adjustments to equity related to the acquisition	(338.0)				(82.1)	(4.6)	(77.1)	(2.9)	(171.3)
Capital contribution from SunCoke Energy Partners GP LLC	0.3							0.3
Distributions to SunCoke Energy, Inc.	(74.7)				(32.3)	(8.6)	(31.7)	(2.1)
Balance, end of period	926.7										349.8						926.7	239.1	113.8	203.7	9.2	11.1
Balance, end of period at Dec. 31, 2014	$ 915.6	$ 239.1	$ 113.8	$ 203.7				$ 9.2			$ 349.8